Note 7 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 1,310,000	$ 1,041,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	1,303,000	1,033,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards	1,256,000	980,000
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 201,000	$ 193,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Unrecognized Tax Benefits	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 445,000	$ 67,000